Consolidated Statements of Shareholders' Deficit - CAD ($)	Issued capital [member]	Other reserves [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Total
Balance, at Jan. 31, 2021	$ 6,409,558	$ 3,521,907	$ (10,522,764)	$ (226,211)	$ (817,510)
Balance, shares at Jan. 31, 2021	13,739,324
IfrsStatementLineItems [Line Items]
Shares issued for private placement	$ 577,450				577,450
Shares issued for private placement, shares	1,283,222
Share issuance costs	$ (80,512)	58,273			(22,239)
Shares issued for subscription receipts	$ 969,131				969,131
Shares issued for subscription receipts, shares	2,153,624
Share issuance costs	$ (131,914)	92,653			(39,261)
Shares issued for services	$ 12,117				12,117
Shares issued for services, shares	9,803
Share-based compensation		335,194			335,194
Forgiveness of debt with related party		16,925			16,925
Cash received from short sell fees		9,977			9,977
Net loss			(1,622,000)		(1,622,000)
Foreign exchange translation				(62,433)	(62,433)
Balance, at Jan. 31, 2022	$ 7,755,830	4,034,929	(12,144,764)	(288,644)	(642,649)
Balance, shares at Jan. 31, 2022	17,185,973
IfrsStatementLineItems [Line Items]
Shares issued for private placement	$ 479,757	16,543			496,300
Shares issued for private placement, shares	1,102,888
Share issuance costs	$ (59,377)	25,076			(34,301)
Share-based compensation		2,393			2,393
Net loss			(1,769,501)		(1,769,501)
Foreign exchange translation				(28,358)	(28,358)
Balance, at Jan. 31, 2023	$ 8,176,210	4,078,941	(13,914,265)	(317,002)	(1,976,116)
Balance, shares at Jan. 31, 2023	18,288,861
IfrsStatementLineItems [Line Items]
Net loss			(637,809)		(637,809)
Foreign exchange translation				(70,994)	(70,994)
Balance, at Jan. 31, 2024	$ 8,176,210	$ 4,078,941	$ (14,552,074)	$ (387,996)	$ (2,684,919)
Balance, shares at Jan. 31, 2024	18,288,861